Stock Option Plans - Summary of the status of nonvested shares (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shares
Nonvested, beginning of year	104,035
Granted		104,035
Vested	(20,850)
Forfeited
Nonvested, end of year	83,185	104,035
Weighted-Average Grant-Date Fair Value
Nonvested, beginning of year	$ 4.34
Granted		$ 4.34
Vested	$ 4.34
Forfeited
Nonvested, end of year	$ 4.34	$ 4.34